UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JAMES MITAROTONDA
Address:  c/o BARINGTON COMPANIES ADVISORS LLC
          888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:  028-11793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES MITAROTONDA
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ JAMES MITAROTONDA   New York, New York	  May 8, 2006
---------------------   ------------------	 ---------------
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $ 218,710 (in thousands)

                                                         Market
                                                          Value              SH/ PUT/ Investment  Other     Voting Authority
 Name of Issuer               Title of Class   CUSIP   (x $1,000)  Quantity  PRN CALL Discretion Managers   Sole    Shared None
 CONSOLIDATED TOMOKA LD CO    COM            210226106       6,014    96,800 SH        DEFINED     NONE      96,800      0    0
 FISHER COMMUNICATIONS INC    COM            337756209       9,901   221,259 SH        DEFINED     NONE     221,259      0    0
 FLORIDA EAST COAST INDS      COM            340632108       9,767   181,200 SH        DEFINED     NONE     181,200      0    0
 GRIFFON CORP                 COM            398433102      14,112   568,126 SH        DEFINED     NONE     568,126      0    0
 INTERNATIONAL ALUM CORP      COM            458884103       6,119   148,907 SH        DEFINED     NONE     148,907      0    0
 LANCASTER COLONY CORP        COM            513837103      12,321   293,358 SH        DEFINED     NONE     293,358      0    0
 LONE STAR STEAKHOUSE SALOON  COM            542307103       4,436   156,090 SH        DEFINED     NONE     156,090      0    0
 PEP BOYS MANNY MOE & JACK    COM            713278109      37,172 2,460,088 SH        DEFINED     NONE   2,460,088      0    0
 RAILAMERICA INC              COM            750753105       3,814   357,750 SH        DEFINED     NONE     357,750      0    0
 RED LION HOTELS CORP         COM            756764106       9,936   747,084 SH        DEFINED     NONE     747,084      0    0
 S1 CORP                      COM            78463B101       4,858   963,974 SH        DEFINED     NONE     963,974      0    0
 SAKS INC                     COM            79377W108       8,059   417,574 SH        DEFINED     NONE     417,574      0    0
 SCHULMAN A INC.              COM            808194104      29,527 1,193,002 SH        DEFINED     NONE   1,193,002      0    0
 STEWARD & STEVENSON SVCS INC COM            860342104      28,039   768,622 SH        DEFINED     NONE     768,622      0    0
 STRIDE RITE CORP             COM            863314100      25,633 1,770,238 SH        DEFINED     NONE   1,770,238      0    0
 SYMS CORP                    COM            871551107       8,665   577,639 SH        DEFINED     NONE     577,639      0    0
 TORCH ENERGY ROYALTY TRUST   UNIT BEN INT   891013104         337    42,500 SH        DEFINED     NONE      42,500      0    0
